SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33— SUBSEQUENT EVENTS

In line with EDAP’s global group strategy, and its focus on expansion in the United States and rest of world markets, and upon recommendation of the Compensation Committee and the Nomination Committee, on March 29, 2023, the Board of Directors unanimously decided to appoint Ryan Rhodes as the new Chief Executive Officer of the Company for an indefinite term, which will become effective on May 1, 2023. Marc Oczachowski will continue to serve as Chairman of the Board of the Company. In this context, the Board decided to accelerate the vesting of all unvested options granted to Mr. Oczachowski under the 2019 option plans such that these options fully vested and became exercisable on March 29, 2023, and, with respect to the previously granted free shares and as permitted under the plans, waived certain conditions to vesting. The Company is currently evaluating the costs associated with the severance package and the acceleration of vesting of share-based plans, which will be recorded in financial year 2023.

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